INCOME TAXES (Schedule of Reconciliation of Statutory Tax Rate to the Effective Rate of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
INCOME TAXES [Abstract]
Tax exempt interest		$ (41)		$ (45)			$ (184)	$ (271)
Federal income tax expense	289	16	144	161	347	722	883	407
Nondeductible merger expenses		111		22
Tax at statutory rate		(48)		202			1,033	675
Income from company owned life insurance		(17)		(18)			(69)	(74)
Other		$ 11					$ 103	$ 77
Effective tax rate		(11.11%)		27.06%			29.06%	20.49%